Document and Entity Information Document	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ALLSTATE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11840
Entity Tax Identification Number	36-3871531
Entity Address, Address Line One	3100 Sanders Road
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	402-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000899051
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ALL
Security Exchange Name	NYSE
Common Stock | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ALL
Security Exchange Name	NYSETX
Subordinated Debentures Due 2053 at 5.10 Percent | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	5.100% Fixed-to-Floating Rate Subordinated Debentures due 2053
Trading Symbol	ALL.PR.B
Security Exchange Name	NYSE
Series H Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 5.100% Noncumulative Preferred Stock, Series H
Trading Symbol	ALL PR H
Security Exchange Name	NYSE
Series I Preferred Stock [Member] | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 4.750% Noncumulative Preferred Stock, Series I
Trading Symbol	ALL PR I
Security Exchange Name	NYSE
Series J Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares represent 1/1,000th of a share of 7.375% Noncumulative Preferred Stock, Series J
Trading Symbol	ALL PR J
Security Exchange Name	NYSE